Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Operating expenses	₩ 1,681,039	₩ 1,397,318